COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

21.         COMMITMENTS AND CONTINGENCIES

(a)       Capital commitments

As of September 30, 2011 and 2012, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2011	2012
	RMB	RMB

Equipment	9	25,615
Plant and building construction	15,353	8,773
Technology use right	730	-
Project of gene modification	5,000	2,000

	21,092	36,388

(b)      Operating lease

The Company acquired certain land use rights for seed development and office premises under non-cancellable leases. Rental expenses under operating leases for the years ended September 30, 2010, 2011 and 2012 were RMB3,614, RMB5,310 and RMB3,773 respectively.

As of September 30, 2012, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2013	2,685
2014	1,504
2015	1,546
2016	1,316
2017	900
Thereafter	8,409

16,360

(c)        Contingent tax liabilities

The Company assesses the contingent tax liabilities that may arise from the Share Exchange Transaction (note 1) and considers such contingent tax liabilities are more-likely-than-not. As of September 30, 2011 and 2012, contingent tax liabilities of RMB39,059 including late payment penalty and interest was included in the income tax payable in the accompanying consolidated balance sheet. The contingent tax was charged to the equity because the assumption of such liabilities by the Company was part of the recapitalization in connection with the Share Exchange Transaction. The Company does not expect to incur tax liabilities at the higher end of the range which were estimated to be in the range RMB39,059 to RMB64,218, based on the information currently available.

In 2009, we reviewed the contingent tax position. On September 23, 2010, the Company filed a revised 2005 tax return to the United States Internal Revenue Service, or IRS, to modify and supplement the previously filed tax return regarding this tax liability. The IRS has not responded to the tax filing as of the date of the filing of this report. While the timeline for the IRS to question on the tax return is generally three years, this matter may take a prolonged period of time to resolve depending on the return time for IRS and the necessity, if any, of future appeals or re-evaluation. No material changes have occurred as of September 30, 2012.